Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions
15.
Provisions

Details of the provisions are as follows:

At June 30, 2025	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 22)	9	—	9	—	—	—
Charge / (Credit):	67	(514)	(447)	—	(263)	(263)
(+) additional provisions recognized, net	67	61	128	—	35	35
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(575)	(575)	—	(298)	(298)
Carrying amount at year end	498	2,128	2,626	500	1,586	2,086

At December 31, 2024	Non-current		Total Non-	Current		Total
(In thousand Euros)	Other	Service warranties	current	Other	Service warranties	Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	—	1,752	1,752
Reversal of ABL put option liability (Note 6)	(12,000)	—	(12,000)	—		—
Financial expense from provisions update (Note 22)	1,669	—	1,669	—	—	—
Charge / (Credit):	(899)	458	(441)	500	97	597
(+) additional provisions recognized, net	655	2,032	2,687	—	1,475	1,475
(+/-) Short-term transferred	(500)	—	(500)	500	—	500
(-) Amounts used during the year	(1,054)	(1,574)	(2,628)	—	(1,378)	(1,378)
Carrying amount at year end	422	2,642	3,064	500	1,849	2,349

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at the end of the period. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.

Other provisions

As of June 30, 2025, there have been no significant movements in the "Other" provisions caption.

As of June 30, 2024, “Other” provisions caption included mainly the variation of the contingent consideration related to acquisitions and the provision for indemnities of a total amount of Euros 12,079 thousand.

As of June 30, 2025 there are various ongoing claims in relation to commercial agreements, amounting to a maximum exposure of 2.15 million euros (2 million euros as at December 31, 2024). The Company, along with its external advisors, assessed the likelihood of success of the claim as possible, but not probable, and therefore no provision was recorded in relation to these claims.